Organization, Basis of Presentation and Management's Plans (Details) (USD $)	0 Months Ended		1 Months Ended		12 Months Ended		0 Months Ended
	Nov. 03, 2014	May 21, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	May 13, 2014	Sep. 04, 2013	May 31, 2011
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from convertible notes payable						$ 1,750,000
Net loss					(3,828,411)	(3,951,590)
Cash used from operating activities					(3,009,645)	(3,054,176)
Working capital deficit					265,000
Number of shares callable by warrants		5,000,000					5,000,000		444,190
Proceeds from issuance of stock and warrants in offering		4,000,000
Shares issued				451,871
Warrant exercise price		$ 0.05
Shares issued, price per share		$ 0.75
Proceeds from exchange for promissory notes with warrants			230,000		230,000
Convertible notes					119,570
Total Proceeds From Various Venture Capital Firms Since Inception					22,000,000
Capital raise from accredited investors, agreement amount	3,000,000
Convertible Debt [Member] | Subsequent event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of shares callable by warrants					7,625,000
Warrant exercise price					$ 0.20
Debt instrument, issuance date					Feb. 20, 2015
Debt instrument, face amount					$ 3,050,000
Debt instrument, term					36 months
Debt instrument, interest rate					6.00%
Debt instrument, convertible number of shares					15,250,000
Convertible debt, warrant coverage					50.00%
Proposed Offering [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of shares callable by warrants							7,500,000
Shares issued							5,000,000
Share Exchange Agreement with L2 MDC [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of outstanding shares transferred								100.00%
Amount of shares exchanged								7,646,780
Percentage of L2 MDC's shares issued and outstanding								93.50%
Convertible note conversion, shares issued								686,725
Number of shares callable by warrants								87,500